------------------------------------------------------------------------------
Description of art work on front cover of report

Solid blue box with name of Trust in upper left hand corner of page.
------------------------------------------------------------------------------



                          ANNUAL
                          REPORT

                          December 31, 1995

                     WRIGHT MANAGED BLUE CHIP SERIES TRUST
===============================================================================



WRIGHT MANAGED BLUE CHIP SERIES TRUST IS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY, THAT IS DESIGNED TO BE THE FUNDING VEHICLE FOR VARIOUS INSURANCE CONTRACTS TO BE OFFERED BY PFL LIFE INSURANCE COMPANY AND OTHER PARTICIPATING INSURANCE COMPANIES. SHARES OF THE TRUST WILL BE OFFERED EXCLUSIVELY TO THE SEPARATE ACCOUNTS OF SUCH INSURANCE COMPANIES. FOUR MANAGED INVESTMENT PORTFOLIOS OF THE TRUST AND THEIR INVESTMENT OBJECTIVES ARE DESCRIBED
BELOW:

WRIGHT NEAR TERM BOND PORTFOLIO (WNTBP) seeks high total return, to the extent consistent with reasonable safety, by investing primarily in debt securities directly issued or guaranteed by the U.S. Government. The Portfolio expects to maintain an average weighted portfolio maturity of five years or less.

WRIGHT TOTAL RETURN BOND PORTFOLIO (WTRBP) seeks high total return, consisting of current income and capital appreciation, by investing primarily in obligations issued, or guaranteed by the U.S. Government and its agencies or instrumentalities and in high-grade corporate debt securities of any maturity.

WRIGHT SELECTED BLUE CHIP PORTFOLIO (WSBCP) seeks long-term capital appreciation and, as a secondary objective, reasonable, current income by investing primarily in equity securities of well-established U.S. companies that meet the investment adviser's quality standards.

WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO (WIBCP) seeks long-term capital appreciation by investing primarily in equity securities of well-established, non-U.S. companies that meet the investment adviser's quality standards.



                               TABLE OF CONTENTS


Investment Objectives.....Inside Front Cover

Report to Shareholders.................... 1

Wright Near Term Bond Portfolio
  Portfolio of Investments................ 3
  Financial Statements.................... 4

Wright Total Return Bond Portfolio
  Portfolio of Investments................ 7
  Financial Statements.................... 8

Wright Selected Blue Chip Portfolio
  Portfolio of Investments............... 11
  Financial Statements................... 14

Wright International Blue Chip Portfolio
  Portfolio of Investments............... 17
  Financial Statements................... 19


Notes to Financial Statements............ 22

                     WRIGHT MANAGED BLUE CHIP SERIES TRUST



                                                                January 1996

Dear Shareholders:

     I am happy to report that 1995 was a much more profitable year for investors than 1994. In the U.S., stock market values increased by an estimated $1.75 trillion, a record for any year, while bonds recouped as much as $750 billion in value. Improved fundamentals propelled the Dow Jones Industrial Average past two century marks - 4000 and 5000 - during1995: corporate profits increased 10%-15% to record levels, while long-term interest rates declined by roughly two percentage points. Most foreign stock markets advanced during 1995, and foreign bonds also performed well.
     The U.S. economy followed a predictable course during 1995, slowing in response to 1994's tighter monetary policies. Economic data released since the Commerce Department re-opened has generally showed that manufacturing contracted in December and January, while inflation pressures continued to subside. Sharp declines in interest rates during 1995 - and those in prospect for 1996 - should provide needed energy to the U.S. economy. Interest rates are down two percentage points since the 1994 elections. Whats more, the Federal Reserve will most likely reduce short-term rates by another 50 to 75 basis points during the first half of 1996. Foreign central banks have also been reducing interest rates to promote stronger economic expansion.
     What can the stock and bond markets do for an encore in 1996? It has been more than five years since the last 10% decline in the stock market averages; one might conclude from this that stocks may be vulnerable to selling pressures during 1996. Nonetheless, there are a number of positive factors in the outlook for stocks over 1996-97, in particular the prospect of more easing by the Federal Reserve. As 1996 begins, stock market valuations are close to fair value, so long as the economic expansion remains on track and interest rates continue in a downtrend. If the Federal Reserve aggressively lowers interest rates during the first half of 1996, as we expect, Treasury bond yields could conceivably fall to 5.5%, supporting higher price/earnings multiples and enhancing the outlook for corporate profits. The current budget impasse in Washington is an uncertainty for the markets in early 1996. But ultimately, a workable plan for bringing down the federal budget deficit to the point of insignificance by early in the next century should emerge.
     Consistently low inflation and a continuation of the secular decline in interest rates ought to make for respectable real returns in global markets over the next several years, particularly for high-quality equities, where market valuations are more moderate. While Wright looks for a generally positive investment environment over the coming five years, it should be understood that past performance is not predictive of future performance.

                                                 Sincerely,




                                                 Peter M. Donovan, President

               WRIGHT MANAGED BLUE CHIP SERIES TRUST

               WRIGHT SELECTED BLUE CHIP PORTFOLIO
               Growth of $10,000 invested 1/31/94* through 12/31/95

                                                               Annual Total Return
                                                         --------------------------------
                                                           Lst 1 Yr       Since Incept*
               Wright Selected Blue Chip Portfolio          +26.3%           +9.2%
               Lipper Growth Funds                          +30.8%          +12.5%
               NYSE                                         +34.9%          +14.9%
               Wright U.S. Fiduciary Equity Index           +29.1%          +13.2%

               The cumulative total return of a U.S. $10,000 investment in the WRIGHT SELECTED BLUE CHIP PORTFOLIO on 1/31/94 would have grown to $11,834 by December 31, 1995.

               The following plotting points are used for comparison in the total investment return mountain chart.

               Date        Wright Selected      Lipper Equity     NYSE       Wright U.S. Fid
                          Blue Chip Portfolio    Growth Funds     Index       Equity Index
             --------------------------------------------------------------------------------

               01/31/94        $10,000           $10,000        $10,000         $10,000
               12/31/94         $9,374            $9,571         $9,666          $9,815
               12/31/95        $11,834           $12,518        $13,037         $12,673

         WRIGHT MANAGED BLUE CHIP SERIES TRUST

         WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO
         Growth of $10,000 invested 1/31/94* through 12/31/95

                                                           Annual Total Return
                                                     -----------------------------
                                                     Lst 1 Yr       Since Incept*
         Wright Int'l Blue Chip Portfolio             +10.6%         +0.7%
         FT World Ex U.S. Index                       +10.4%         +5.3%
         Wright Int'l Fiduciary Equity Index           +5.6%         +2.7%

         The cumulative total return of a U.S. $10,000  investment in the WRIGHT
         INTERNATIONAL BLUE CHIP PORTFOLIO on 1/31/94 would have grown to $10,126 by December 31, 1995.

         The following plotting points are used for comparison in the total investment return mountain chart.

          Date           Wright Int'l     FT World Ex U.S   Wright Int'l Fiduciary
                     Blue Chip Portfolio      Index          Equity Index
       -----------------------------------------------------------------------------

          01/31/94        $10,000            $10,000            $10,000
          12/31/94         $9,154             $9,993             $9,955
          12/31/95        $10,126            $11,037            $10,515

WRIGHT MANAGED BLUE CHIP SERIES TRUST

WRIGHT NEAR TERM BOND PORTFOLIO
Growth of $10,000 invested 1/31/94* through 12/31/95

                                                 Annual Total Return
                                           -----------------------------------
                                            Lst 1 Yr       Since Incept*
Wright Near Term Bond Portfolio              +10.9%         +3.5%
Lehman Gov't/Corp Index                      +19.2%         +6.8%
Morningstar Gov't (1-5 Yrs) Funds            +11.4%         +4.1%


The cumulative total return of a U.S.$10,000 investment in the WRIGHT NEAR TERM
BOND PORTFOLIO on 1/31/94 would have grown to $10,677 by December 31, 1995.

The following plotting points are used for comparison in the total investment return mountain chart.

Date         Wright Near Term  Lehman Gov't/Corp     Morningstar Gov't
              Bond Portfolio       Index              (1-5 Yrs) Funds
-------------------------------------------------------------------------
01/31/94        $10,000           $10,000              $10,000
12/31/94         $9,623            $9,506               $9,694
12/31/95        $10,677           $11,335              $10,799

         WRIGHT MANAGED BLUE CHIP SERIES TRUST

         WRIGHT TOTAL RETURN BOND PORTFOLIO
         Growth of $10,000 invested 12/31/93* through 12/31/95

                                                          Annual Total Return
                                                    -------------------------------
                                                     Lst 1 Yr       Since Incept*
         Wright Total Return Bond Portfolio           +16.9%         +4.2%
         Lehman Gov't/Corp Index                      +19.2%         +7.3%
         Lipper Fixed Income Funds                   e+15.2%        e+5.6%


         The cumulative total return of a U.S. $10,000 investment in the WRIGHT
         TOTAL RETURN BOND PORTFOLIO on 12/31/93 would have grown to $10,863 by December 31, 1995

         The following plotting points are used for comparison in the total investment return mountain chart.

         Date         Wright Total Return   Lehman Gov't/Corp     Lipper Fixed
                        Bond Portfolio          Index             Income Funds
       -------------------------------------------------------------------------
         12/31/93        $10,000               $10,000            $10,000
         12/31/94         $9,290                $9,649             $9,672
         12/31/95        $10,863               $11,506            $11,144

NOTES: *: For comparison with other averages, the investment results are shown from the first month-end since the Fund's inception. The investment results of Wright Managed Blue Chip Series Trust, Lipper's average of 646 Equity Growth Funds and 1520 Fixed Income Funds and Morningstar's average of 111 Government General Funds with average maturities of one to five years are net of all fees and expenses charged to the Funds. No fees or expenses have been deducted from the other averages. The Total Investment Return is the % return of an initial $10,000 investment made at the beginning of the period to the ending redeemable value assuming all dividends and distributions are reinvested. Past performance is not predictive of future performance.

                    WRIGHT NEAR TERM BOND PORTFOLIO (WNTBP)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995
===============================================================================

Face                                     Coupon    Maturity    Market                    Current   Yield To
Amount        Description                 Rate       Date       Price       Value       Yield(1)  Maturity(1)
----------------------------------------------------------------------------------------------------------------

$  30,000   U.S. Treasury Bill           5.260%    2/22/96   $ 98.960     $ 29,688       5.32%      12.50%
   65,000   U.S. Treasury Note           5.625%    8/31/97    100.641       65,417       5.59%       5.21%
   40,000   Federal Nat'l.Mortgage Assn. 7.000%    8/11/99    102.422       40,969       6.83%       6.24%
   50,000   Federal Farm Credit Bank     8.650%   10/01/99    110.422       55,211       7.83%       5.53%
   50,000   Federal Home Loan Banks      7.780%    2/03/00    108.031       54,016       7.20%       5.56%
   40,000   Student Loan Marketing Assn.        7.500%      3/08/00    107.125  42,850           7.00%  5.57%
                                                                         ----------

Total Investments (identified cost, $277,042) -- 88.2%                    $288,151       6.68%       6.29%
                                                                                        ======      ======


Other Assets, less Liabilities -- 11.8%                                     38,413
                                                                         ----------

Net Assets -- 100.0%                                                      $326,564
                                                                         ==========

Average Maturity -- 3.0 Years(1)



(1) Unaudited.

See notes to financial statements

                        WRIGHT NEAR TERM BOND PORTFOLIO
===============================================================================


                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995
-------------------------------------------------------------------------------

ASSETS:

   Investments --
     Identified cost....................  $ 277,042
     Unrealized appreciation............     11,109
                                           ---------

       Total value (Note 1A)............  $ 288,151

   Cash.................................      3,318
   Interest receivable..................      6,029
   Deferred organizational costs (Note 1D)    5,282
   Receivable from Investment Adviser...     29,915
                                           ---------

     Total Assets.......................  $ 332,695
                                           ---------


LIABILITIES:
   Payable for Fund shares reacquired...  $     257
   Trustees fees payable................        335
   Custodian fee payable (Note 3).......      1,300
   Accrued expenses.....................      4,239
                                           ---------

     Total Liabilities..................  $   6,131
                                           ---------

NET ASSETS..............................  $ 326,564
                                           =========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $ 330,490
Accumulated net realized loss on investment
   transactions.........................    (15,035)
Unrealized appreciation of investments..     11,109
                                           ---------
   Net assets applicable to outstanding
    shares .............................  $ 326,564
                                           =========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................     33,060
                                           =========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............     $ 9.88
                                           =========



                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1995
-------------------------------------------------------------------------------

INVESTMENT INCOME:

Income --
   Interest.............................  $  19,133
                                           ---------

Expenses --
  Investment Adviser fee (Note 3)......  $   1,563
  Administrator fee (Note 3)...........        174
  Compensation of Trustees not affiliated with
    the Investment Adviser or Administrator  2,282
  Transfer and dividend disbursing agent fees  725
  Custodian fee (Note 3)...............     18,261
  Amortization of organization expense
    (Note 1D)..........................      1,748
  Audit................................      6,753
  Legal................................      2,223
  Printing.............................      1,010
  Registration costs...................         74
  Miscellaneous........................      1,681
                                           ---------

       Total expenses...................  $  36,494
                                           ---------


Deduct --
  Reduction of Custodian fee...........  $   1,712
  Reduction of Investment Adviser fee..      1,563
  Reduction of Administrator fee.......        174
  Allocation of expense to the Investment
   Adviser.............................     29,915
                                           ---------

      Total deducted...................  $  33,364
                                           ---------

      Net expenses.....................  $   3,130
                                           ---------

        Net investment income..........  $  16,003
                                           ---------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investment
 transactions .........................  $ (9,163)
Change in unrealized appreciation of
 investments...........................    29,353
                                           ---------

   Net realized and unrealized gain ...  $  20,190
                                           ---------

   Net increase in net assets from
    operations........................   $  36,193
                                           =========



See notes to financial statements

                        WRIGHT NEAR TERM BOND PORTFOLIO

===============================================================================

                                                                                        For the Period from
                                                                         Year             January 6, 1994
                                                                         Ended        (start of business) to
STATEMENTS OF CHANGES IN NET ASSETS                                December 31, 1995     December 31, 1994
-------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income........................................     $   16,003         $   14,658
     Net realized loss on investment transactions.................         (9,163)            (5,872)
     Change in unrealized appreciation of investments.............         29,353            (18,244)
                                                                       ----------         ----------

       Increase (decrease) in net assets from operations..........     $   36,193         $   (9,458)

   Distributions to shareholders from net investment income (Note 2)      (16,003)           (14,658)
   Net increase (decrease) from fund share transactions (Note 4)..       (145,114)           475,604
                                                                       ----------         ----------

       Net increase (decrease) in net assets......................     $ (124,924)        $  451,488


NET ASSETS:

   At beginning of year...........................................        451,488                 --
                                                                       ----------         ----------

   At end of year.................................................     $  326,564         $   451,488
                                                                       ===========        ===========


See notes to financial statements



                        WRIGHT NEAR TERM BOND PORTFOLIO

===============================================================================

                                                                                       For the Period from
                                                                         Year            January 6, 1994
                                                                         Ended       (start of business) to
FINANCIAL HIGHLIGHTS                                               December 31, 1995    December 31, 1994
-----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year................................     $     9.330        $    10.000
                                                                       -----------        ----------

Income from Investment Operations:
   Net investment income(1).......................................     $     0.448        $     0.324
   Net realized and unrealized gain (loss)........................           0.550             (0.670)
                                                                       -----------        ----------

     Total income (loss) from investment operations...............     $     0.998        $    (0.346)
                                                                       -----------        ----------

Less Distributions to Shareholders:
   From net investment income.....................................     $    (0.448)       $    (0.324)
                                                                       -----------        ----------

Net asset value, end of year......................................     $     9.880        $     9.330
                                                                       ============       ===========

Total Return(3)...................................................          10.9%              (3.2%)

Ratios/Supplemental Data:
   Net assets, end of year (000 omitted)..........................            $327               $451
   Ratio of net expenses to average net assets....................           1.39%(4)           0.90% (2)
   Ratio of net investment income to average net assets...........           4.61%              3.43% (2)
   Portfolio Turnover Rate........................................             94%                52%

(1) During each of the periods presented, the Investment Adviser and the Administrator reduced their fees, and the Investment Adviser was allocated a portion of the Portfolio's operating expenses. Had such actions not been undertaken, the net investment loss per share and the ratios would have been as follows:

   Net investment loss  per share.................................     $    (0.438)       $    (0.095)
                                                                       ============       ============
   Ratios (As a percentage of average net assets):
     Expenses.....................................................          10.51%              5.34%  (2)
                                                                       ============       ============
     Net investment loss..........................................          (4.51%)            (1.01%) (2)
                                                                       ============       ============

(2)  Annualized.
(3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the payable date. The total investment return does not reflect expenses that apply to the separate account or related policies. If these charges had been included, the total return would be reduced.
(4) During the year ended December 31, 1995, custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 3). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of expenses to average net assets would have been reduced to 0.90%.


See notes to financial statements



                   WRIGHT TOTAL RETURN BOND PORTFOLIO (WTRBP)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

===============================================================================
Face                                     Coupon    Maturity    Market                    Current   Yield To
Amount        Description                 Rate       Date       Price       Value       Yield(1)  Maturity(1)
-----------------------------------------------------------------------------------------------------------------

$  50,000   Federal Farm Credit Bank   5.270%    2/01/99   $ 98.844     $ 49,422       5.33%       5.68%
   50,000   Federal Home Loan Bank     7.780%    2/03/00    108.031       54,016       7.20%       5.56%
   50,000   Tennessee Valley Authority 6.125%    7/15/03    100.187       50,093       6.11%       6.09%
   50,000   U.S. Treasury Note         5.750%    8/15/03    101.203       50,602       5.68%       5.55%
   50,000   Federal National Mortgage  7.490%    3/02/05    108.310       54,155       6.92%       6.28%
  125,000   U.S. Treasury Note         5.875%   11/15/05    102.250      127,812       5.75%       5.57%
   20,000   AT&T Corp.                 7.750%    3/01/07    112.386       22,477       6.90%       6.20%
   50,000   U.S. Treasury Bond         7.500%   11/15/16    117.250       58,625       6.40%       6.03%
                                                                         ----------


Total Investments (identified cost, $441,117) -- 86.9%                   $ 467,202       6.18%     5.81%
                                                                                        ======    ======



Other Assets, less Liabilities -- 13.1%                                     70,480
                                                                         ----------


Net Assets -- 100.0%                                                     $ 537,682
                                                                         ==========


Average Maturity -- 9.4 Years(1)


(1) Unaudited.

See notes to financial statements


                       WRIGHT TOTAL RETURN BOND PORTFOLIO
===============================================================================



                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995
-------------------------------------------------------------------------------

ASSETS:

   Investments --
     Identified cost....................  $ 441,117
     Unrealized appreciation............     26,085
                                           ---------

       Total value (Note 1A)............  $ 467,202

   Cash.................................     35,280
   Interest receivable..................      8,383
   Deferred organizational costs (Note 1D)    5,153
   Receivable from Investment Adviser...     27,941
                                           ---------

     Total Assets.......................  $ 543,959
                                           ---------


LIABILITIES:
   Payable for Fund shares reacquired...  $     402
   Trustees fees payable................        335
   Custodian fee payable (Note 3).......      1,300
   Accrued expenses.....................      4,240
                                           ---------

     Total Liabilities..................  $   6,277

                                           ---------


NET ASSETS..............................  $ 537,682
                                           =========


NET ASSETS CONSIST OF:

Paid-in capital.........................  $ 526,131
Accumulated net realized loss on investment
   transactions.........................    (14,534)
Unrealized appreciation of investments..     26,085
                                           ---------

   Net assets applicable to outstanding
    shares .............................  $  537,682
                                           =========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................     54,676
                                           =========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............     $ 9.83
                                           =========



                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1995
-------------------------------------------------------------------------------

INVESTMENT INCOME:

Income --
   Interest.............................  $  27,053
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $   2,034
   Administrator fee (Note 3)...........        226
   Amortization of organization expense
     (Note 1D)..........................      1,738
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator  2,282
   Custodian fee........................     19,138
   Audit services.......................      6,753
   Legal................................      2,223
   Transfer and dividend disbursing agent fees  725
   Printing.............................      1,010
   Registration costs...................         50
   Miscellaneous........................      1,683
                                           ---------

       Total expenses...................  $  37,862
                                           ---------


Deduct --
   Reduction of Custodian fee...........  $   1,655
   Reduction of Investment Adviser fee..      2,034
   Reduction of Administrator fee.......        226
   Allocation of expense to the Investment
    Adviser.............................     29,886
                                           ---------

       Total deducted...................  $  33,801
                                           ---------

       Net expenses.....................  $   4,061
                                           ---------

         Net investment income..........  $  22,992
                                           ---------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investment
 transactions ..........................  $ (13,757)
Change in unrealized appreciation of
 investments ...........................     65,400
                                           ---------

   Net realized and unrealized gain.....  $  51,643
                                           ---------

   Net increase in net assets from
    operations..........................  $  74,635
                                           =========


See notes to financial statements

                       WRIGHT TOTAL RETURN BOND PORTFOLIO

===============================================================================


                                                                         Year                Year
                                                                         Ended               Ended
STATEMENTS OF CHANGES IN NET ASSETS                                December 31, 1995   December 31, 1994
-----------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income........................................     $   22,992         $   18,595
     Net realized loss on investment transactions.................        (13,757)              (777)
     Change in unrealized appreciation of investments.............         65,400            (38,541)
                                                                       ----------         ----------

       Increase (decrease) in net assets from operations..........     $   74,635         $  (20,723)

   Distributions to shareholders from net investment income (Note 2)      (22,992)           (18,595)
   Net increase (decrease) from fund share transactions (Note 4)..        (34,344)           392,475
                                                                       ----------         ----------

       Net increase in net assets.................................     $   17,299         $  353,157


NET ASSETS:

   At beginning of year...........................................        520,383            167,226
                                                                       ----------         ----------

   At end of year.................................................     $  537,682         $  520,383
                                                                       ==========         ==========





See notes to financial statements


                       WRIGHT TOTAL RETURN BOND PORTFOLIO
===============================================================================


                                                                                        For the Period from
                                                          Year              Year           Dec. 7, 1993
                                                          Ended             Ended     (start of business) to
FINANCIAL HIGHLIGHTS                                  Dec. 31, 1995     Dec. 31, 1994    Dec. 31, 1993(2)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.....................$     8.840       $     9.930      $    10.000
                                                         ----------        ----------       ----------

Income from Investment Operations:
   Net investment income(1)............................$     0.469       $     0.398      $     0.019
   Net realized and unrealized gain (loss) on investments    0.990            (1.090)          (0.070)
                                                        ----------        ----------       ----------

     Total income (loss) from investment operations....$     1.459       $    (0.692)     $    (0.051)
                                                        ----------        ----------       ----------

Less Distributions to Shareholders:
   From net investment income..........................$    (0.469)      $    (0.398)     $    (0.019)
                                                        ----------        ----------       ----------

Net asset value, end of year...........................$     9.830       $     8.840      $     9.930
                                                        ===========       ===========      ===========

Total Return(3)........................................     16.9%             (7.1%)           (0.5%)

Ratios/Supplemental Data:
   Net assets, end of year (000 omitted)...............$       538       $       520      $       167
   Ratio of  net expenses to average net assets........      1.26%(5)           0.90%            0.70%(4)
   Ratio of net investment income to average net assets      5.09%              4.49%            2.50%(4)
   Portfolio Turnover Rate.............................       186%                23%               0%

(1) During the years ended December 31, 1995 and 1994, the Investment Adviser and the Administrator reduced their fees, and the Investment Adviser was allocated a portion of the Portfolio's operating expenses. Had such actions not been undertaken, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share.......................$    (0.187)      $   (0.143)
                                                       ===========       ===========
   Ratios (As a percentage of average net assets):
     Expenses..........................................      8.38%             7.00%
                                                       ===========       ===========
     Net investment loss...............................     (2.03%)           (1.61%)
                                                       ===========       ===========

(2)  Calculations based on average shares outstanding methodology.
(3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the payable date. The total investment return does not reflect expenses that apply to the separate account or related policies. If these charges had been included, the total return would be reduced.
(4)  Annualized.
(5) During the year ended December 31, 1995, custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 3). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of expenses to average net assets would have been reduced to 0.90%.



See notes to financial statements


                  WRIGHT SELECTED BLUE CHIP PORTFOLIO (WSBCP)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995
==============================================================================

                                Shares        Value
------------------------------------------------------------------------------
                           EQUITY INTERESTS -- 87.0%


APPAREL -- 4.3%
Reebok International Ltd.....    1,500  $     42,375
Russell Corporation..........      400        11,100
VF Corp......................      800        42,200
                                         -----------

                                        $     95,675
                                         -----------


AUTOMOTIVE -- 4.9%
Eaton Corporation............      700  $     37,538
Echlin Inc...................    1,100        40,150
Modine Manufacturing Co......    1,300        31,200
                                         -----------

                                        $    108,888
                                         -----------


BEVERAGES -- 1.7%
Anheuser-Busch Companies.....      300  $     20,062
Brown-Forman Corp............      500        18,250
                                         -----------

                                        $     38,312
                                         -----------


CHEMICALS -- 6.5%
Clorox Company...............      300  $     21,488
Lubrizol Corporation (The)...      400        11,150
Morton International Inc.....    1,000        35,875
PPG Industries, Incorporated.      900        41,175
Rohm & Haas Company..........      300        19,312
Sherwin-Williams Company.....      400        16,300
                                         -----------

                                        $    145,300
                                         -----------


CONSTRUCTION -- 1.7%
Fleetwood Enterprises, Inc...    1,500  $     38,625
                                         -----------


DIVERSIFIED -- 5.4%
Crane Co.....................    1,200  $     44,250
Johnson Controls, Inc........      300        20,625
National Service Industries..      500        16,188
DIVERSIFIED -- CONTINUED
Rockwell International Corp..      400        21,150
Standex International Corp...      600        19,650
                                         -----------

                                        $    121,863
                                         -----------



DRUGS, COSMETICS & HEALTH CARE -- 5.9%
Alberto Culver Company.......    1,200  $     36,600
Bard (C.R.) Inc..............      500        16,125
Becton Dickinson & Co........      400        30,000
Bristol-Myers Squibb Co......      300        25,763
Lilly (Eli) & Co.............      400        22,500
                                         -----------

                                        $    130,988
                                         -----------



ELECTRONICS -- 4.4%
Hewlett-Packard Co...........      400  $     33,500
Raytheon Company.............      600        28,350
Sun Microsystems, Inc.*......      800        36,500
                                         -----------

                                        $     98,350
                                         -----------


FINANCIAL: BANKS -- 9.6%
Bancorp Hawaii, Inc..........    1,100  $     39,463
Commerce Bancshares..........      441        16,868
Compass Bancshares, Inc......      700        23,100
First Hawaiian, Inc*.........    1,100        33,000
First Virginia Banks, Inc....      400        16,700
Southern National Corp.......      700        18,375
Southtrust Corp..............      900        23,062
Star Banc Corp...............      400        23,800
Suntrust Banks, Inc..........      300        20,550
                                         -----------

                                        $    214,918
                                         -----------



FINANCIAL: REAL ESTATE & OTHER -- 6.2%
AFLAC Incorporated...........      400  $     17,350
Edwards A.G. Inc.............      800        19,100

FINANCIAL: REAL ESTATE & OTHER -- CONTINUED
First Colony Corp............    1,500        38,063
Jefferson Pilot Corporation..      450        20,925
MBIA, Inc....................      300        22,500
Raymond James Financial......    1,000        21,125
                                         -----------

                                        $    139,063
                                         -----------


FOOD -- 2.5%
Dean Foods Company...........      400  $     11,000
Universal Foods Corp.........    1,100        44,138
                                         -----------

                                        $     55,138
                                         -----------



MACHINERY & EQUIPMENT -- 1.8%
Briggs & Stratton Corp.......      600  $     26,025
Dover Corporation............      400        14,750
                                         -----------

                                        $     40,775
                                         -----------



METAL PRODUCTS MANUFACTURERS -- 3.8%
CLARCOR......................    2,000  $     40,750
Kaydon Corporation...........      800        24,300
Stanley Works (The)..........      400        20,600
                                         -----------

                                        $     85,650
                                         -----------




OIL, GAS, COAL & RELATED SERVICES -- 0.7%
Exxon Corporation............      200  $     16,025
                                         -----------



PRINTING & PUBLISHING -- 7.0%
Banta Corporation............      400  $     17,600
Ennis Business Forms.........    1,100        13,475
Gannett Company, Inc.........      300        18,412
Harland (John H.) Co.........    1,600        33,400
Lee Enterprises..............    1,000        23,000
Reynolds & Reynolds..........      600        23,325
Wallace Computer Services....      500        27,312
                                         -----------

                                        $    156,524
                                         -----------



RECREATION -- 3.9%
International Dairy Queen*...    1,700  $     38,675
Luby's Cafeterias Inc........      700        15,575
Sturm Ruger & Company, Inc...    1,200        32,850
                                         -----------

                                        $     87,100
                                         -----------



RETAILERS -- 4.4%
Claire's Stores Inc..........    2,200  $     38,775
Dress Barn (The)*............    1,400        13,825
May Department Stores........      500        21,125
Ross Stores, Inc.............    1,300        24,862
                                         -----------

                                        $     98,587
                                         -----------



UTILITIES - COMMUNICATION -- 2.9%
Ameritech Corporation........      400  $     23,600
Lincoln Telecommunications...    1,000        21,125
Sprint Corporation...........      500        19,937
                                         -----------

                                        $     64,662
                                         -----------




UTILITIES - ELECTRIC POWER -- 5.8%
DQE Inc......................      900  $     27,675
Duke Power Company...........      900        42,638
Nipsco Industries............    1,100        42,075
Wisconsin Energy.............      600        18,375
                                         -----------

                                        $    130,763
                                         -----------



MISCELLANEOUS -- 3.6%
Dionex Corporation*..........      400  $     22,700
Marshall Industries*.........      800        25,700
Stanhome Inc.................    1,100        32,038
                                         -----------

                                        $     80,438
                                         -----------



TOTAL EQUITY INTERESTS -- 87.0%
(identified cost, $1,673,532)           $  1,947,644

OTHER ASSETS
LESS LIABILITIES -- 13.0%                    291,186
                                         -----------


NET ASSETS -- 100.0%                    $  2,238,830
                                        ============



* Non-income-producing security.

See notes to financial statements


                      WRIGHT SELECTED BLUE CHIP PORTFOLIO
===============================================================================


                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995
-------------------------------------------------------------------------------

ASSETS:

   Investments --
     Identified cost....................  $1,673,532
     Unrealized appreciation............    274,112
                                           ---------

       Total value (Note 1A)............  $1,947,644

   Cash.................................    282,483
   Dividends receivable.................      3,518
   Deferred organizational costs (Note 1D)    5,287
   Receivable from Investment Adviser...      7,494
                                           ---------

     Total Assets.......................  $2,246,426
                                           ---------


LIABILITIES:
   Payable for Fund shares reacquired...  $   1,722
   Trustees fees payable................        335
   Custodian fee payable (Note 3).......      1,300
   Accrued expenses.....................      4,239
                                           ---------

     Total Liabilities..................  $   7,596
                                           ---------


NET ASSETS..............................  $2,238,830
                                          ==========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $1,955,545
Undistributed net investment income.....       9,173
Unrealized appreciation of investments..     274,112
                                           ---------

   Net assets applicable to outstanding
    shares..............................  $2,238,830
                                          ==========


SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................     196,276
                                          ==========

NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............      $11.41
                                          ==========



                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1995
------------------------------------------------------------------------------

INVESTMENT INCOME:

Income --
   Dividends............................  $   36,987
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $   11,367
   Administrator fee (Note 3)...........         874
   Amortization of organization expense
     (Note 1D)..........................       1,748
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator   2,282
   Custodian fee (Note 3)...............      20,193
   Audit................................       5,450
   Legal................................       2,228
   Transfer and dividend disbursing agent fees   725
   Printing.............................       1,010
   Registration costs...................          62
   Interest expense.....................          56
   Miscellaneous........................       1,661
                                           ---------

       Total expenses...................  $   47,656
                                           ---------


Deduct --
   Reduction of Custodian fee...........  $    7,796
   Reduction of Investment Adviser fee..      11,367
   Reduction of Administrator fee.......         874
   Allocation of expense to the Investment
    Adviser.............................       7,494
                                           ---------

       Total deducted...................  $   27,531
                                           ---------

       Net expenses.....................  $   20,125
                                           ---------

         Net investment income..........  $   16,862
                                           ---------



REALIZED AND UNREALIZED GAIN:

Net realized gain on investment
 transactions ..........................  $   79,060
Change in unrealized appreciation of
 investments............................     300,016
                                           ---------

   Net realized and unrealized gain.....  $  379,076
                                           ---------

   Net increase in net assets from
    operations .........................  $  395,938
                                          ==========



See notes to financial statements

                      WRIGHT SELECTED BLUE CHIP PORTFOLIO

===============================================================================

                                                                                      For the Period from
                                                                         Year           January 6, 1994
                                                                         Ended      (start of business) to
STATEMENTS OF CHANGES IN NET ASSETS                                December 31, 1995   December 31, 1994
-------------------------------------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income........................................     $   16,862         $    9,806
     Net realized gain (loss) on investment transactions..........         79,060            (24,751)
     Change in unrealized appreciation of investments.............        300,016            (25,904)
                                                                       ----------         ----------

       Increase (decrease) in net assets from operations..........     $  395,938         $  (40,849)

   Distributions to shareholders from net investment income.......        (13,333)            (9,294)
   Distributions to shareholders from net realized gain on
     investment transactions......................................        (54,284)                --
   Undistributed net investment income included in price of shares
     sold and redeemed (Note 1E)..................................          3,662              4,501
   Net increase from fund share transactions (exclusive of amounts
     allocated to net investment income) (Note 4).................        454,382          1,498,107
                                                                       ----------         ----------

       Net increase in net assets.................................     $  786,365         $1,452,465


NET ASSETS:

   At beginning of year...........................................      1,452,465                 --
                                                                       ----------         ----------

   At end of year.................................................     $2,238,830         $1,452,465
                                                                       ==========         ===========

UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS.........................................     $    9,173         $    5,013
                                                                       ==========         ===========




See notes to financial statements

                      WRIGHT SELECTED BLUE CHIP PORTFOLIO
==============================================================================


                                                                                       For the Period from
                                                                         Year            January 6, 1994
                                                                         Ended       (start of business) to
FINANCIAL HIGHLIGHTS                                               December 31, 1995    December 31, 1994
--------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year................................     $    9.320         $    10.000
                                                                        ----------          ----------

Income from Investment Operations:
   Net investment income(1).......................................     $    0.100         $     0.092
   Net realized and unrealized gain (loss) on investments.........          2.345              (0.712)
                                                                        ----------          ----------

     Total income (loss) from investment operations...............     $    2.445         $    (0.620)
                                                                        ----------          ----------

Less Distributions to Shareholders:
   From net investment income.....................................         (0.070)             (0.060)
   From net realized gain on investment transactions..............         (0.285)             --
                                                                        ----------          ----------

     Total distributions..........................................     $   (0.355)        $    (0.060)
                                                                        ----------          ----------

Net asset value, end of year......................................     $   11.410         $     9.320
                                                                        ===========         ===========

Total Return(3)...................................................         26.3%               (6.2%)

Ratios/Supplemental Data:
   Net assets, end of year (000 omitted)..........................          $2,239             $1,452
   Ratio of net expenses to average net assets....................           1.60% (4)          1.15% (2)
   Ratio of net investment income to average net assets...........           0.96%              1.16% (2)
   Portfolio Turnover Rate........................................             64%                74%

(1) During each of the periods presented, the Investment Adviser and the Administrator reduced their fees, and the Investment Adviser was allocated a portion of the Portfolio's operating expenses. Had such actions not been undertaken, the net investment loss per share and the ratios would have been as follows:

Net investment loss  per share....................................     $   (0.017)        $    (0.078)
                                                                        ===========         ===========
Ratios (As a percentage of average net assets):
   Expenses.......................................................          2.72%               3.30% (2)
                                                                        ===========         ===========
   Net investment loss............................................         (0.16%)             (0.99%)(2)
                                                                        ===========         ===========

(2)  Annualized.
(3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the payable date. The total investment return does not reflect expenses that apply to the separate account or policies.
    If these charges had been included, the total return would be reduced.
(4) During the year ended December 31, 1995, custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 3). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of expenses to average net assets would have been reduced to 1.15%.

See notes to financial statements



                WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO (WIBCP)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995
==============================================================================

                                Shares        Value
------------------------------------------------------------------------------
                           EQUITY INTERESTS -- 86.5%


AUSTRALIA --3.2%
Broken Hill Proprietary (ADR)      350      $ 19,775
F.H. Faulding (ADR)..........    1,320        23,566
                                         -----------

                                        $     43,341
                                         -----------


BELGIUM --2.0%
Colruyt SA *.................      100  $     27,013
                                         -----------


CANADA -- 1.2%
Corel Systems Corp*..........    1,300  $     16,900
                                         -----------


DENMARK -- 1.1%
ISS Int'l. Service Systems*..      640  $     14,383
                                         -----------


FRANCE -- 4.4%
L'Oreal (ADR)................      360  $     19,302
Legrand SA *.................      130        20,030
LVMH Moet-Hennessy
   Louis Vuitton.............      500        20,938
                                         -----------

                                        $     60,270
                                         -----------

GERMANY -- 1.5%
Bayerische Motoren Werke*....       40  $     20,467
                                         -----------


HONG KONG -- 7.2%
Hang Lung Devel. Co. (ADR)...    2,700  $     21,476
Hong Kong Aircraft Engineering*  5,600        14,482
Hong Kong & China Gas Co. (ADR) 12,238        19,706
Hong Kong Electric Hold. (ADR)   5,700        18,688
Swire Pacific Limited (ADR)..    3,100        24,056
                                         -----------

                                        $     98,408
                                         -----------


IRELAND -- 1.8%
Greencore PLC*...............    2,750  $     24,661
                                         -----------


ITALY -- 1.4%
Sirti SpA*...................    3,500  $     19,678
                                         -----------


JAPAN -- 9.8%
Kurita Water Industries Ltd.*    1,000        26,596
Nintendo Corp. Ltd. (ADR)*...    2,800        26,635
Santen Pharmaceutical Co., Ltd.* 1,000        22,727
Seven Eleven Japan...........      330        23,290
Yurtec Corporation *.........    2,000        35,010
                                         -----------

                                        $    134,258
                                         -----------

MALAYSIA -- 4.1%
Amalgamated Industrial Steel*   19,200      $ 14,292
Genting Berhad (ADR).........    2,000        16,700
Perlis Plantations Berhad (ADR)  8,000        25,049
                                         -----------

                                        $     56,041
                                         -----------


MEXICO -- 3.4%
Cifra SA.....................    9,400  $      9,880
Kimberly Clark de Mexico.....      700        21,169
Telefonos de Mexico..........      500        15,938
                                         -----------

                                        $     46,987
                                         -----------


NETHERLANDS -- 10.4%
Elsevier (ADR)...............      750  $     19,969
Koninklijke Ahold (ADR)*.....      800        32,900
NV Verenigd Bezit VNU*.......      250        34,248
Unilever NV..................      200        28,150
Wolters Kluwer (ADR)*........      280        26,516
                                         -----------

                                        $    141,783
                                         -----------

NEW ZEALAND -- 1.5%
Wilson & Horton Limited *....    3,300  $     19,731
                                         -----------


SINGAPORE -- 1.6%
Singapore Press Holdings *...    1,200  $     21,211
                                         -----------


SOUTH AFRICA -- 2.2%
South Arican Breweries Limited    800       $ 29,296
                                         -----------


SPAIN -- 3.7%
Empresa Nacional de Electricidad
   (ADR).....................      500  $     28,625
Repsol S.A. *................      650        21,248
                                         -----------

                                        $     49,873
                                         -----------


SWEDEN -- 5.0%
Astra AB.....................    1,240  $     49,124
H & M Hennes & Mauritz AB*...      350        19,507
                                         -----------

                                        $     68,631
                                         -----------


SWITZERLAND -- 3.6%
Nestles (ADR)................      400  $     22,179
Sandoz (ADR).................      600        27,532
                                         -----------

                                        $     49,711
                                         -----------


UNITED KINGDOM -- 17.4%
Cable & Wireless (ADR).......    1,030  $     21,759
Christian Salvesen (ADR) *...    1,130        23,202
Farnell Electronics*.........    2,000        22,316
Halma*.......................    9,866        26,813
Kwik Save Group *............    2,800        21,742
Marks & Spencer (ADR)........      700        29,344
Polypipe PLC *...............    8,000        21,866
Scapa Group PLC *............    6,000        20,686
Tesco (ADR)..................    4,400        20,289
Wolseley *...................    4,200        29,417
                                         -----------

                                        $    237,434
                                         -----------


TOTAL EQUITY INTERESTS -- 86.5%
(identified cost, $1,121,967)           $  1,180,077


OTHER ASSETS
LESS LIABILITIES -- 13.5%                    184,794
                                         -----------



NET ASSETS -- 100.0%                    $  1,364,871
                                         ===========






* Non-income-producing security.

ADR - American Depositary Receipt

See notes to financial statements


                WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO (WIBCP)
===============================================================================


                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995
-------------------------------------------------------------------------------

ASSETS:

   Investments --
     Identified cost....................  $1,121,967
     Unrealized appreciation............     58,110
                                           ---------

       Total value (Note 1A)............  $1,180,077

   Cash.................................    194,138
   Dividends receivable.................      2,055
   Deferred organizational costs (Note 1D)    5,282
   Receivable from Investment Adviser...     10,726
   Receivable for foreign taxes withheld        110
                                           ---------

     Total assets.......................  $1,392,388
                                           ---------


LIABILITIES:
   Payable for Fund shares reacquired...  $   1,039
   Payable for investments purchased....     20,603
   Trustees fees payable................        335
   Custodian fee payable (Note 3).......      1,300
   Accrued expenses.....................      4,240
                                           ---------

     Total liabilities..................  $  27,517
                                           ---------


NET ASSETS..............................  $1,364,871
                                          ==========
NET ASSETS CONSIST OF:

Paid-in capital.........................  $1,307,506
Accumulated net realized loss on investment
   transactions.........................     (3,656)
Undistributed net investment income.....      2,946
Unrealized appreciation of investments and
   foreign currency.....................     58,075
                                           ---------


   Net assets applicable to outstanding
    shares.............................  $1,364,871
                                          ==========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................    135,715
                                          ==========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............     $10.06
                                          ==========



                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1995
-------------------------------------------------------------------------------

INVESTMENT INCOME:

Income --
   Dividends............................  $  26,086
   Less: Foreign taxes..................     (2,893)
                                           ---------

     Gross income.......................  $  23,193
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $   9,690
   Administrator fee (Note 3)...........        606
   Amortization of organization expense
     (Note 1D)..........................      1,749
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator  2,282
   Custodian fee (Note 3)...............     25,149
   Audit................................      5,450
   Legal................................      2,226
   Transfer and dividend disbursing agent fees  725
   Printing.............................      1,010
   Registration costs...................         94
   Interest expense.....................         50
   Miscellaneous........................      1,659
                                           ---------

       Total expenses...................  $  50,690
                                           ---------

Deduct --
   Reduction of Custodian fee...........  $   5,143
   Reduction of Investment Adviser fee..      9,690
   Reduction of Administrator fee.......        606
   Allocation of expense to the Investment
    Adviser.............................     12,813
                                           ---------

       Total deducted...................  $  28,252
                                           ---------

       Net expenses.....................  $  22,438
                                           ---------

         Net investment income..........  $     755
                                           ---------


REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investment
   transactions.........................  $  (3,923)
Change in unrealized appreciation of investments
   and foreign currency.................    130,826
                                           ---------

   Net realized and unrealized gain.....  $ 126,903
                                           ---------

   Net increase in net assets from
    operations..........................  $ 127,658
                                          ==========


See notes to financial statements

                    WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO
===============================================================================


                                                                                      For the Period from
                                                                         Year           January 6, 1994
                                                                         Ended      (start of business) to
STATEMENTS OF CHANGES IN NET ASSETS                                December 31, 1995   December 31, 1994
-------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income........................................     $      755         $    1,299
     Net realized loss on investments.............................         (3,923)                --
     Change in unrealized appreciation of investments and
       foreign currency...........................................        130,826            (72,751)
                                                                       ----------         ----------

       Increase (decrease) in net assets from operations..........     $  127,658         $  (71,452)

   Undistributed net investment income included in price of shares
     sold and redeemed (Note 1E)..................................           (344)             2,907
   Distributions to shareholders from net investment income.......         (2,477)              (673)
   Tax distribution from paid-in capital..........................         (4,280)                --
   Net increase (decrease) from fund share transactions (exclusive of
     amounts allocated to net investment income) (Note 4).........         15,368          1,298,164
                                                                       ----------         ----------

       Net increase in net assets.................................     $  135,925         $1,228,946


NET ASSETS:

   At beginning of year...........................................      1,228,946                 --
                                                                       ----------         ----------

   At end of year.................................................     $1,364,871         $1,228,946
                                                                       ===========        ===========

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
   INVESTMENT INCOME INCLUDED IN NET ASSETS.......................     $   (2,946)        $    3,533
                                                                       ===========        ===========




See notes to financial statements

                    WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO
===============================================================================


                                                                                       For the Period from
                                                                         Year            January 6, 1994
                                                                         Ended       (start of business) to
FINANCIAL HIGHLIGHTS                                               December 31, 1995    December 31, 1994
---------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year................................     $     9.140        $    10.000
                                                                        ----------          ----------

Income from Investment Operations:
   Net investment income(1).......................................     $     0.003        $     0.031
   Net realized and unrealized gain (loss) on investments.........           0.967             (0.886)
                                                                        ----------          ----------

     Total income (loss) from investment operations...............     $     0.970        $    (0.855)
                                                                        ----------          ----------

   Less distributions to shareholders:
     From net investment income...................................          (0.005)            (0.005)
     In excess of net investment income...........................          (0.013)            --
     Tax distribution from paid-in capital........................          (0.032)            --
                                                                        ----------          ----------

     Total disributions declared to shareholders..................     $    (0.050)       $    (0.005)
                                                                        ----------          ----------

Net asset value, end of year......................................     $    10.060        $     9.140
                                                                        ===========         ===========

Total Return(3)...................................................          10.6%              (8.1%)

Ratios/Supplemental Data:
   Net assets, end of year (000 omitted)..........................     $     1,365        $     1,229
   Ratio of net expenses to average net assets....................           2.28% (4)          1.80% (2)
   Ratio of net investment income to average net assets...........           0.06%              0.19% (2)
   Portfolio Turnover Rate........................................             31%                 0%

(1) During each of the periods presented, the Investment Adviser and the Administrator reduced their fees, and the Investment Adviser was allocated a portion of the Portfolio's operating expenses. Had such actions not been undertaken, the net investment loss per share and the ratios would have been as follows:

Net investment loss  per share....................................     $    (0.920)       $    (0.434)
                                                                        ===========         ===========
Ratios (As a percentage of average net assets):
   Expenses.......................................................           4.18%              4.65% (2)
                                                                        ===========         ===========
   Net investment loss............................................          (1.85%)            (2.66%)(2)
                                                                        ===========         ===========

(2) Annualized.
(3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the payable date. The total investment return does not reflect expenses that apply to the separate account or related policies. If these charges had been included, the total return would be reduced.
(4) During the year ended December 31, 1995, custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 3). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of expenses to average net assets would have been reduced to 1.85%.

See notes to financial statements

                     WRIGHT MANAGED BLUE CHIP SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS



(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright Managed Blue Chip Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of four diversified separate portfolios: Wright Near Term Bond Portfolio (WNTBP), Wright Total Return Bond Portfolio (WTRBP), Wright Selected Blue Chip Portfolio (WSBCP), and Wright International Blue Chip Portfolio (WIBCP) (the "Portfolios"). The shares of the Portfolios are sold only to variable accounts established by PFL Life Insurance Company and other participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Investment Valuations -- Securities, other than fixed-income investments, listed on securities exchanges or in the NASDAQ National Market, are valued at closing sale prices. Unlisted or listed securities for which closing sale prices are not available are valued at the last reported bid price. Fixed income investments (other than short-term obligations) including listed investments, and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service.
         Investments for which valuations are not readily available will be appraised at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates value.

     B. Foreign Currency Translation -- Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates. At December 31, 1995, the Trust, for federal income tax purposes, had a capital loss carryover of $15,035 for WNTBP, $14,499 for WTRBP, and $3,656 for WIBCP, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective Fund of any liability for federal income or excise tax.

         Pursuant to the Code, such capital loss carryovers will expire as follows:

                12/31    WNTBP                WTRBP                  WIBCP
         -------------------------------------------------------------------

         2002          $ 5,872             $   641               $    --
         2003            9,163              13,858                 3,656
         -------------------------------------------------------------------


     D. Deferred Organization Expenses -- Costs incurred by the Portfolios in connection with their organization are being amortized on a straight line basis over five years from the date the Portfolio commenced operations.

     E. Equalization -- The Portfolios follow the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Portfolio shares, equivalent on a per-share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Portfolio shares.

     F. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     G. Other -- Investment transactions are accounted for on a trade date basis. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolios are informed of the ex-dividend date.

(2)  DISTRIBUTIONS

     Dividends from investment income of WSBCP and WIBCP are expected to be declared annually. Dividends from investment income of WNTBP and WTRBP will be declared daily and paid monthly. However, the Trustees may decide to declare dividends at other intervals. All net realized long- or short-term capital gains of each Portfolio, if any, will be declared and distributed at least annually. All distributions will be distributed in the form of additional full and fractional shares of the Portfolios and not in cash. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary overdistributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting treatments may result in reclassifications among various components of net assets.

     During the period ended December 31, 1995, the following amounts were reclassified due to differences between book and tax accounting created primarily by the unavailability of a tax benefit for operating losses, deferral of certain losses for tax purposes, and recharacterization of short-term gains between net investment income and net realized capital gains.

                                                       Accumulated Undistributed Net     Undistributed
                                       Paid-in      Realized Gain (Loss) on Investment  Net Investment
                                       Capital       and Foreign Currency Transactions   Income (Loss)
-----------------------------------------------------------------------------------------------------

     WSBCP                             $3,056                      ($25)                   ($3,031)
     WIBCP                            ($1,746)                     $267                     $1,479
-----------------------------------------------------------------------------------------------------

     These changes had no effect on the net assets per share.

(3)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged Wright Investors' Service ("Wright") to perform investment management, investment advisory, and other services ("Investment Adviser"). For its services, Wright is compensated based upon a percentage of average monthly net assets which rate is adjusted as average monthly net assets exceed certain levels. The Trust also has engaged Eaton Vance Management ("Eaton Vance" or "Administrator") to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of average monthly net assets which rate is reduced as average monthly net assets exceed certain levels. For the year ended December 31, 1995, the effective annual rate for advisory and administration charges for each Portfolio was as follows:

                                                           WNTBP        WTRBP        WSBCP         WIBCP
-----------------------------------------------------------------------------------------------------------
   Investment Advisory                                     0.45%        0.45%        0.65%         0.80%
   Administration                                          0.05%        0.05%        0.05%         0.05%
-----------------------------------------------------------------------------------------------------------

     To enhance the net income of the Portfolios, Wright and Eaton Vance reduced their fees and Wright was allocated a portion of each Portfolio's expenses as follows:

                                                           WNTBP        WTRBP        WSBCP         WIBCP
-----------------------------------------------------------------------------------------------------------
   Reduction of Investment Adviser fees                  $ 1,563      $ 2,034      $11,367       $ 9,690
   Allocation of expense to the Investment Adviser        29,915       29,886        7,494        12,813
   Reduction of Administrator fees                           174          226          874           606
-----------------------------------------------------------------------------------------------------------

     The Trust has engaged Investors Bank & Trust Company (IBT) to serve as custodian and transfer agent of the Trust. Prior to November 10, 1995, IBT was an affiliate of Eaton Vance. Pursuant to the agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances are reported as a reduction of expenses in the Statement of Operations. Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations.

(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Portfolio shares were as follows:

                                                       Year Ended                      Year Ended
                                                    December 31, 1995               December 31, 1994
                                                    -----------------               -----------------
                                                 Shares        Amount            Shares         Amount
-----------------------------------------------------------------------------------------------------------

Wright Near Term Bond Portfolio(1) --
     Sales..................................    14,521    $     141,824          97,510        $ 945,206
     Issued to shareholders in payment
       of distributions declared............     1,644           15,922           1,542           14,658
     Redemptions............................   (31,513)        (302,860)        (50,644)        (484,260)
                                               --------      ----------         --------      ----------

         Net increase (decrease)............   (15,348)      $ (145,114)         48,408       $  475,604
                                               =========     ===========        =========     ===========



Wright Total Return Bond Portfolio --
     Sales..................................    18,926    $     183,434          81,960        $ 762,268
     Issued to shareholders in payment
       of distributions declared............     2,433           22,812           2,069           18,830
     Redemptions............................   (25,529)        (240,590)        (42,018)        (388,623)
                                               --------      ----------         --------      ----------

         Net increase (decrease)............    (4,170)      $  (34,344)         42,011       $  392,475
                                               =========     ===========        =========     ===========



Wright Selected Blue Chip Portfolio(1) --
     Sales..................................    74,735    $     808,667         160,250      $ 1,538,743
     Issued to shareholders in payment
       of distributions declared............     5,957           67,259           1,018            9,263
     Redemptions............................   (40,303)        (421,544)         (5,381)         (49,899)
                                               --------      ----------         --------      ----------

         Net increase.......................    40,389       $  454,382         155,887       $1,498,107
                                               =========     ===========        =========     ===========




                                                       Year Ended                      Year Ended
                                                    December 31, 1995               December 31, 1994
                                                    -----------------               -----------------
                                                 Shares        Amount            Shares         Amount
---------------------------------------------------------------------------------------------------------------
Wright International Blue Chip Portfolio(1)  --
     Sales..................................    46,535    $     453,824         143,858      $ 1,388,265
     Issued to shareholders in payment
       of distributions declared............       678            6,757              74              671
     Redemptions............................   (46,025)        (445,213)         (9,405)         (90,772)
                                               --------      ----------         --------      ----------

         Net increase.......................     1,188       $   15,368         134,527       $1,298,164
                                               =========     ===========        =========     ===========


(1) Period from January 6, 1994 (start of business) to December 31, 1994.


(5)  INVESTMENT TRANSACTIONS

     Purchases and sales and maturities of investments, other than short-term obligations, for the year ended December 31,1995, were as follows:

                                       Wright             Wright             Wright             Wright
                                      Near Term        Total Return         Selected         International
                                   Bond Portfolio     Bond Portfolio   Blue Chip Portfolio Blue Chip Portfolio
--------------------------------------------------------------------------------------------------------------
Purchases --
   Non-U.S. Gov't Obligations....   $         --      $      19,900      $   1,114,038      $     330,166
                                    =============     =============      =============      =============

   U.S. Gov't Obligations........   $     274,149     $     726,428      $         --       $         --
                                    =============     =============      =============      =============

Sales --
   Non-U.S. Gov't Obligations....   $         --      $         --       $     972,260      $     446,508
                                    =============     =============      =============      =============
   U.S. Gov't Obligations........   $     455,929     $     834,141      $         --       $         --
                                    =============     =============      =============      =============

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

                                       Wright             Wright             Wright              Wright
                                      Near Term        Total Return         Selected          International
                                   Bond Portfolio     Bond Portfolio   Blue Chip Portfolio  Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------------
Aggregate Cost...................   $    277,042      $    441,152       $  1,673,532       $  1,121,967
                                    =============     =============      =============      =============
Gross unrealized appreciation....   $     11,109      $     26,050       $    305,122       $    133,522
Gross unrealized depreciation....             --                --            (31,010)           (75,412)
                                    ------------      ------------       ------------       ------------

   Net unrealized appreciation...   $     11,109      $     26,050       $    274,112       $     58,110
                                    =============     =============      =============      =============



(7)  LINE OF CREDIT

     The Trust  participates  with  other  funds  managed by Wright in a line of credit with a bank which allows the funds to borrow up to $20,000,000 collectively. The line of credit consists of a $10,000,000 committed facility and a $10,000,000 uncommitted facility. Interest is charged to each Portfolio based on its borrowings, at a rate equal to the bank's base rate. In addition, the Portfolios pay a fee computed at a rate of 1/4 of 1% on any borrowings in excess of $10,000,000. The Portfolios did not have any significant borrowings outstanding under the line of credit during the year ended December 31, 1995.

                          INDEPENDENT AUDITORS' REPORT
===============================================================================



To the Trustees and Shareholders of
The Wright Managed Blue Chip Series Trust:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Wright Managed Blue Chip Series Trust (the "Trust") (comprising, respectively, the Wright Near Term Bond Portfolio, Wright Total Return Bond Portfolio, Wright Selected Blue Chip Portfolio and Wright International Blue Chip Portfolio series) as of December 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for each of the years in the three-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the above respective Portfolios constituting The Wright Managed Blue Chip Series Trust as of December 31, 1995, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 2, 1996

-------------------------------------------------------------------------------
Description of art work on back cover of report

Solid blue box with the name of the Trust in the upper left hand corner of page.
-------------------------------------------------------------------------------



              ANNUAL REPORT

              OFFICERS AND TRUSTEES OF THE FUNDS
              Peter M. Donovan, President and Trustee
              H. Day Brigham, Jr., Vice President , Secretary and Trustee
              A. M. Moody III, Vice President and Trustee
              Judith R. Corchard, Vice President
              Winthrop S. Emmet, Trustee
              Jatin J. Mehta, CFA, Trustee
              Lloyd F. Pierce, Trustee
              George R. Prefer, Trustee
              Raymond Van Houtte, Trustee
              James L. O'Connor, Treasurer
              William J. Austin, Jr., Assistant Treasurer

              ADMINISTRATOR
              Eaton Vance Management
              24 Federal Street
              Boston, Massachusetts 02110

              INVESTMENT ADVISER
              Wright Investors' Service
              1000 Lafayette Boulevard
              Bridgeport, Connecticut 06604

              CUSTODIAN AND TRANSFER AGENT
              Investors Bank & Trust Company
              89 South Street
              Boston, Massachusetts 02111

              INDEPENDENT AUDITORS
              Deloitte & Touche LLP
              125 Summer Street
              Boston, Massachusetts 02110

              This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus. Shares of the Trust are only available to the separate accounts of insurance companies